File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on February 11, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 76

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Michael W. Mundt, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on, pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a) (2), of rule 485 (b)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 11th day of February, 2019.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:     /s/ William K. Smith

    William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of February, 2019.

/s/ William K. Smith William K. Smith	President
/s/ Kathleen Shelton Smith Kathleen Shelton Smith	Vice President, Treasurer, Chief Compliance Officer, Chairperson and Interested Trustee
/s/ Linda R. Killian Linda R. Killian	Vice President, Secretary and Chief Investment Officer
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
/s/ Kathleen Shelton Smith By Kathleen Shelton Smith *Attorney In Fact

EXHIBIT INDEX

Exhibit
Number	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase